Note 16 - Non-controlling Interest	12 Months Ended
Nov. 30, 2020
Statement Line Items [Line Items]
Disclosure of non-controlling interests [text block]
16.	Non-Controlling Interests

During the year ended
November 30, 2020,
the Company's subsidiary, Gold Royalty Corp. ("GRC") received share subscription receipts of
$3,584,717
(
US$2,741,250
) for the subscription of
1,275,000
common shares. The related private placement was completed and the shares issued subsequent to year end on
December 4, 2020 (
Note
23
). As the Company did
not
participate in the private placement, the NCI in GRC increased from nil
to
5.99%,
resulting in the recognition of a dilution gain of
$2,380,303
during the year ended
November 30, 2020
and the recognition of a NCI in the Company's statements of financial position of
$1,204,414
as at
November 30, 2020.

As at
November 30, 2020,
GRC's significant assets include
$3,503,060
in cash and
$17,027,027
in royalties, and its significant liabilities include
$292,698
in accounts payable and accrued liabilities and
$156,174
due to GoldMining.

16
.1
     Sale Of Royalty Interests To GRC

On
November 27, 2020,
the Company entered into a royalty purchase agreement with GRC. Pursuant to such agreement, the Company caused certain of its subsidiaries to create and grant to GRC the following royalties (the "New GRC Royalties"):

● a
1.0%
NSR on the Whistler Project, located in Alaska, USA, including each of the Whistler, Raintree West and Island Mountain properties;
● a
1.0%
NSR on the Yellowknife Project, located in the Northwest Territories, Canada, including each of the Nicholas Lake, Ormsby-Bruce, Goodwin Lake, Clan Lake and Big Sky properties;
● a
2.0%
NSR on the Titiribi Project, located Colombia;
● a
2.0%
NSR on the La Mina Project, located in Colombia;
● a
1.0%
NSR on the São Jorge Project, located in Brazil;
● a
1.0%
NSR on the Batistão Project, located in Brazil;
● a
0.5%
NSR on the Almaden Project, located in Idaho, USA;
● a
1.0%
NSR on the Cachoeira Project, located in Brazil;
● a
1.0%
NSR on the Crucero Project, located in Peru;
● a
1.0%
NSR on the Surubim Project, located in Brazil; and
● a
1.0%
NSR on the Yarumalito Project, located in Colombia.

Pursuant to the agreement, the Company also caused its subsidiaries to assign and transfer to GRC the following buyback rights held by them under existing royalty agreements with third
parties (the "
GRC Buyback Rights
"):

● the right to acquire a
2.0%
NSR on the Batistão Project for
US$1,000,000;
● the right to acquire a
0.5%
NSR on the Surubim area of the Surubim Project for
US$1,000,000,
which royalty is payable after production at the project has exceeded two million
ounces;
● the right to acquire a
1.5%
NSR on the Surubim area of the Surubim Project for
US$1,000,000;
● the right to acquire a
0.65%
NSR on the Rio Novo area of the Surubim Project for
US$1,500,000;
● the right to acquire a
0.75%
NSR on the Whistler Project (including an area of interest) for
US$5,000,000;
● the right to acquire a
1.0%
NSR on the Yarumalito Project for
$1,000,000;
● the right to acquire a
1.0%
NSR on the Goodwin Lake property at the Yellowknife Project for
$1,000,000;
● the right to acquire a
1.0%
NSR on certain portions of the Big Sky property at the Yellowknife Project for
$500,000;
and
● the right to acquire a
0.25%
NSR on the Narrow Lake property at the Yellowknife Project for
$250,000,
in cash or common shares of GoldMining at any time until the fifth
anniversary of commercial production.

The Company intends to conduct an IPO for GRC, where upon its shares will be publicly listed on a major North American exchange (Note
23
).  Notwithstanding these transactions, the Company controls GRC and the effects of these transactions will be eliminated on consolidation.

16.2
     GRC Equity Incentive Plan

On
October 19, 2020,
GRC's equity incentive plan (the "Equity Incentive Plan") was approved by GRC's board of directors (the "GRC Board") and by the board of directors of GoldMining. The Equity Incentive Plan provides sole and complete authority to GRC's Board to grant share options (the "GRC Share Options"), incentive share options (the "ISO"), Restricted Shares and restricted share units (the "GRC RSUs") (collectively, the "Awards") of GRC to eligible participants. The maximum number of common shares that may
be issued pursuant to the grant of the Awards shall be
2,000,000
common shares in the capital of GRC. The eligible participants of the Equity Incentive Plan (the "Participants") are directors, senior officers, employees and consultants of: (a) GRC; or (b) an entity that controls or is controlled by GRC or a Related Entity.

GRC's Board
may
designate Participants eligible to receive GRC Share Options to acquire such numbers of common shares of GRC as GRC's Board may
determine, each GRC Option so granted being for a term specified by GRC's Board up to a maximum of
10
years from the date of grant. The GRC Share Options vest in accordance with the vesting schedule during the optionee's continual service with GRC. The Equity Incentive Plan provides for a "net exercise" feature that permits an optionee to elect to exercise a GRC Option or a portion thereof by surrendering such GRC Share Option or a portion thereof in consideration for GRC delivering common shares to the optionee but withholding the minimum number of common shares otherwise deliverable in respect of GRC Share Options that are needed to pay for the exercise price of such GRC Share Options.

GRC Share Options
may
be granted as ISOs only to individuals who are employees of GRC or its Related Entity and GRC Share Options shall not
be granted as ISOs to non-employee directors or independent contractors.

GRC's Board
may
designate Participants eligible to receive Restricted Shares and GRC RSUs to acquire such number of common shares of GRC as GRC's Board may
determine, in accordance with the restricted periods, including the attainment of pre-established performance goals, objectives and periods, during the recipient's continual service with GRC. The Restricted Shares shall not
be sold, assigned, transferred, pledged or otherwise encumbered or disposed of during the restriction period.

16
.
3
     GRC Restricted Shares

On
October 19, 2020,
as amended on
January 10, 2021,
GRC issued
1,500,000
restricted shares (the "Restricted Shares") to certain officers and directors of GRC and GoldMining. The Restricted Shares are subject to restrictions that, among other things, prohibit the transfer thereof until certain performance conditions are met. In addition, if such performance conditions are not
met within applicable periods, the restricted shares will be deemed forfeited and surrendered by the holder thereof to GRC without the requirement of any further consideration. The performance conditions upon completion of an IPO, or other going-public transaction, are as follows:

(1)
with respect to
one
-
third
of the Restricted Shares awarded to the holder, if GRC's initial public offering (the "IPO") or any liquidity event (being any liquidation, dissolution or winding-up of GRC or distribution of all or substantially all of GRC's assets among shareholders or a change of control transaction) occurs that values GRC at a minimum of
US$50,000,000;

(2)	with respect to one - third of the Restricted Shares awarded to the holder, if GRC receives US$1,000,000 of royalty payments under any of GRC's royalty interests prior to October 19, 2023; and

(3)
with respect to
one
-
third
of the Restricted Shares awarded to the holder, if the holder continues to be a director, officer or employee of GRC or an entity that is under common control with GRC (a "Related Entity") for a period of one
year after the IPO is completed.

The fair value of the Restricted Shares recognized as share-based compensation expense by GRC was
$nil
during the year ended
November 30, 2020.

16
.4
     GRC Share Options

GRC entered into agreements with certain directors, officers and consultants of GRC. These agreements provide that such directors, officers and consultants of GRC will receive GRC Share Options to purchase an aggregate of
1,555,000
common shares of GRC at an exercise price equal to the lesser of
US$5.00
per share or the price per share under the financing that results in GRC having raised
US$10,000,000
in the aggregate. These GRC Share Options will be exercisable for a period of five
years from the date of grant and will vest as follows: (a)
25%
on the grant date; and (b)
25%
on each of the dates that are
6,
12
and
18
months thereafter.

No
GRC Share Options were granted by GRC as at
November 30, 2020.